Supplement to the
Fidelity® Strategic
Advisers® Value Fund
July 30, 2009
Prospectus

Effective April 16, 2010, Fidelity Strategic Advisers Value Fund will be renamed Strategic Advisers Value Fund.

At a meeting held on December 3, 2009, the Board of Trustees approved the appointment of Brandywine Global Investment Management, LLC (Brandywine Global) and LSV Asset Management (LSV) as new sub-advisers to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Brandywine Global, Cohen & Steers, Eaton Vance, LSV, and Pyramis.

The following information replaces the first paragraph found in the "Fund Management" section on page 12.

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager approach. Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management (Eaton Vance), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) each have entered into investment sub-advisory agreements with the fund. Brandywine Global, Cohen & Steers, LSV and Eaton Vance each manage a portion of the fund's assets, and each chooses investments and places orders to buy and sell investments for its allocated portion. Strategic Advisers is not required to allocate the fund's assets among a minimum number of sub-advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any sub-adviser. Strategic Advisers may change the allocation of the fund's assets at any time.

The following information supplements existing information found in the "Fund Management" section on page 13.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, serves as a sub-adviser for the fund. As of June 30, 2009, Brandywine Global had approximately $26 billion in discretionary assets under management.

Henry F. Otto serves as a portfolio manager for Brandywine Global's portion of the fund's assets. Mr. Otto is the founder and co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. Prior to joining Brandywine Global in 1988, he was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance (1984-1987), and the Chicago Board of Trade as a financial economist developing financial-based futures and options (1982-1984). He earned both an M.B.A. in Finance and Economics and a B.A. in Economics from the University of Chicago. Mr. Otto is a member of Brandywine Global's Executive Board.

Steven M. Tonkovich serves as a portfolio manager for Brandywine Global's portion of the fund's assets. Mr. Tonkovich is co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. He plays an integral role in the team's continual refinement of the Diversified Value Equity investment process and the firm's ongoing research into value investing. Prior to joining Brandywine Global in 1989, he was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department (1987-1989) and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant (1986-1987). Mr. Tonkovich earned a B.S.E in Finance and Regional Science from the Wharton School. He is a member of Brandywine Global's Executive Board.

Joseph J. Kirby serves as a portfolio manager for Brandywine Global's portion of the fund's assets. Mr. Kirby is lead portfolio manager for Brandywine Global's Diversified Large Cap Value Equity and Diversified Large Cap 130/30 strategies. He serves as a portfolio manager and securities analyst on Brandywine Global's Diversified Value Equity team. Mr. Kirby contributes to the quantitative and fundamental analysis of securities for the Diversified Value Equity portfolios by consistently applying Brandywine Global's disciplined management exclusionary process. Since joining Brandywine Global and its Diversified Team in 1994, Mr. Kirby has been involved in each aspect of the portfolio process, including leading the trading efforts for all Diversified portfolios from 1997 through 2000. Prior to joining Brandywine Global, he was with CoreStates Financial Corporation as an auditor (1992-1994). Mr. Kirby earned a B.S. in Finance from DeSales University.

LSV, at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606, serves as a sub-adviser for the fund. As of June 30, 2009, LSV had approximately $43 billion in discretionary assets under management.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 30 years of investment and research experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 18 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV's portion of the fund's assets. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 11 years of investment experience.

The following information replaces the second paragraph found in the "Fund Management" section on page 14.

Strategic Advisers (and not the fund) pays Brandywine Global, Cohen & Steers, Eaton Vance, and LSV a portion of the management fees it receives in return for their services.

The basis for the Board of Trustees approving the sub-advisory agreements with Brandywine Global and LSV will be included in the fund's annual report for the fiscal period ended May 31, 2010, when available.

PAS-VAL-10-01 March 17, 2010 1.905904.102

Supplement to the

Fidelity® Strategic Advisers® Value Fund

A Fund of Fidelity Commonwealth Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2009, as revised December 15, 2009

Effective April 16, 2010, Fidelity Strategic Advisers Value Fund will be renamed Strategic Advisers Value Fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

The following table provides information relating to other accounts managed by Mr. Otto as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	7	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	4
Assets Managed (in millions)	$ 936	$ 118	$ 1,192
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 427

* Includes assets of Strategic Advisers Value Fund ($168 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Otto was none.

The following table provides information relating to other accounts managed by Mr. Tonkovich as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	7	15
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	4
Assets Managed (in millions)	$ 936	$ 118	$ 1,192
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 427

* Includes assets of Strategic Advisers Value Fund ($168 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Tonkovich was none.

The following table provides information relating to other accounts managed by Mr. Kirby as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 168	$ 1	$ 97
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 95

* Includes assets of Strategic Advisers Value Fund ($168 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Kirby was none.

The following table provides information relating to other accounts managed by Mr. Lakonishok as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	33	450
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	28
Assets Managed (in millions)	$ 6,149	$ 11,184	$ 39,924
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 3,508

* Includes assets of Strategic Advisers Value Fund ($169 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Lakonishok was none.

The following table provides information relating to other accounts managed by Mr. Menno as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	33	450
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	28
Assets Managed (in millions)	$ 6,149	$ 11,184	$ 39,924
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 3,508

* Includes assets of Strategic Advisers Value Fund ($169 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Menno was none.

The following table provides information relating to other accounts managed by Mr. Mansharamani as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	26	33	450
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	28
Assets Managed (in millions)	$ 6,149	$ 11,184	$ 39,924
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 3,508

* Includes assets of Strategic Advisers Value Fund ($169 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Mansharamani was none.

PAS-VALB-10-01 March 17, 2010 1.910406.100